UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8291

                             ISI STRATEGY FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                    Date of fiscal year end: October 31, 2006

              Date of reporting period: May 1, 2006 - July 31, 2006

Item 1.  Schedule of Investments

ISI STRATEGY FUND

Schedule of Investments (Unaudited)                                                                          July 31, 2006

                                                                                                               Market
Security                                                                                       Shares           Value
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 75.01%
Basic Materials - 2.29%
Bowater, Inc.                                                                                       5,100          103,428
Corn Products International, Inc.                                                                   4,200          139,692
Crown Holdings, Inc. +                                                                                530            8,830
FMC Corp.                                                                                           2,100          129,549
Hercules, Inc. +                                                                                    2,900           40,310
International Flavors & Fragrances, Inc.                                                           11,500          425,500
OfficeMax, Inc.                                                                                     7,600          312,436
Owens-Illinois, Inc. +                                                                              4,500           68,085
PolyOne Corp. +                                                                                     8,500           70,975
Temple-Inland, Inc.                                                                                   200            8,508
Wausau Paper Corp.                                                                                 12,100          148,104
Weyerhaeuser Co.                                                                                      350           20,531
Worthington Industries                                                                              1,500           30,630
                                                                                                          -----------------
                                                                                                                 1,506,578
                                                                                                          -----------------

Biotechnology - 1.23%
Abraxis BioScience, Inc. +                                                                          4,954           99,328
Albany Molecular Research, Inc. +                                                                     404            3,636
Amgen, Inc. +                                                                                       1,300           90,662
Biogen Idec, Inc. +                                                                                 1,000           42,120
Caremark Rx, Inc.                                                                                   1,631           86,117
Genentech, Inc. +                                                                                   1,800          145,476
Genzyme Corp. +                                                                                     5,000          341,400
                                                                                                          -----------------
                                                                                                                   808,739
                                                                                                          -----------------

Business Services - 3.13%
Alderwoods Group, Inc. +                                                                            1,004           19,709
Allied Waste Industries, Inc. +                                                                     5,600           56,896
Cendant Corp.                                                                                       5,190           77,902
Checkfree Corp. +                                                                                   4,800          213,600
Computer Sciences Corp. +                                                                           5,000          261,950
Expedia, Inc. +                                                                                     2,543           34,076
First Data Corp.                                                                                    5,000          204,250
IMS Health, Inc.                                                                                    5,000          137,200
Interpublic Group of Cos., Inc. +                                                                   1,900           15,561
Laidlaw International, Inc.                                                                         5,000          132,500
Landauer, Inc.                                                                                        700           32,739
Regis Corp.                                                                                         4,211          141,826
Rent-A-Center, Inc. +                                                                               6,000          161,580
RH Donnelley Corp.                                                                                  1,400           73,094
ServiceMaster Co.                                                                                   1,100           11,319
United Rentals, Inc. +                                                                             10,023          279,842
VCA Antech, Inc. +                                                                                  3,597          125,787
Waste Management, Inc.                                                                              2,026           69,654
Weight Watchers International, Inc. +                                                                 160            6,402
                                                                                                          -----------------
                                                                                                                 2,055,887
                                                                                                          -----------------

Capital Goods - 8.00%
3M Co.                                                                                              2,400          168,960
AGCO Corp. +                                                                                        5,800          133,168
Alcoa, Inc.                                                                                         1,242           37,198
American Standard Cos., Inc.                                                                        2,900          112,027
Benchmark Electronics, Inc. +                                                                       1,900           46,227
Boeing Co.                                                                                          2,730          211,357
Caterpillar, Inc.                                                                                   3,220          228,201
Clarcor, Inc.                                                                                         200            5,686
Cree, Inc. +                                                                                          105            2,072
CTS Corp.                                                                                           6,700           96,547
DHB Industries, Inc. +                                                                              9,000           24,210
Deere & Co.                                                                                           200           14,514
Dycom Industries, Inc. +                                                                            1,500           26,985
Emerson Electric Co.                                                                                2,460          194,143
General Electric Co.                                                                               25,234          824,899
Goodrich Corp.                                                                                      1,100           44,407
Griffon Corp. +                                                                                     1,500           33,930
Harsco Corp.                                                                                           97            7,819
Honeywell International, Inc.                                                                       3,500          135,450
Illinois Tool Works, Inc.                                                                           5,380          246,027
Ingersoll-Rand Co., Ltd. - Class A                                                                  2,900          103,820
Johnson Controls, Inc.                                                                              3,120          239,491
Kennametal, Inc.                                                                                    1,600           85,200
Littelfuse, Inc. +                                                                                  2,400           81,072
Manitowoc Co.                                                                                      10,000          392,600
Mueller Industries, Inc.                                                                            1,000           36,740
Navistar International Corp. +                                                                      3,900           87,204
Orbital Sciences Corp. +                                                                            3,551           63,598
Pall Corp.                                                                                          1,200           31,296
PerkinElmer, Inc.                                                                                   1,000           18,030
Pitney Bowes, Inc.                                                                                  4,329          178,874
Raytheon Co.                                                                                          200            9,014
Reliance Steel & Aluminum Co.                                                                       4,000          143,400
RTI International Metals, Inc. +                                                                    2,000           92,160
Schnitzer Steel Industries, Inc.                                                                    2,800           94,920
Solectron Corp. +                                                                                   4,100           12,382
Spectrum Brands, Inc. +                                                                             2,400           16,248
Symbol Technologies, Inc.                                                                           1,800           19,890
Textron, Inc.                                                                                       4,800          431,568
Thermo Electron Corp. +                                                                               400           14,804
Titanium Metals Corp. +                                                                             2,700           77,868
Tredegar Corp.                                                                                      5,500           87,010
United Stationers, Inc. +                                                                             600           29,502
United Technologies Corp.                                                                           3,000          186,570
URS Corp. +                                                                                         1,430           56,628
Vishay Intertechnology, Inc. +                                                                      5,000           70,150
                                                                                                          -----------------
                                                                                                                 5,253,866
                                                                                                          -----------------

Consumer Cyclicals - 1.01%
Centex Corp.                                                                                          400           18,924
D.R. Horton, Inc.                                                                                   1,166           24,987
Ford Motor Co.                                                                                     10,800           72,036
General Motors Corp.                                                                                2,545           82,025
Genuine Parts Co.                                                                                   1,450           60,378
Goodyear Tire & Rubber Co. +                                                                          860            9,460
Harley-Davidson, Inc.                                                                                 300           17,100
Liz Claiborne, Inc.                                                                                 1,600           56,560
McGraw-Hill Cos., Inc.                                                                                600           33,780
Meredith Corp.                                                                                        100            4,723
News Corp. - Class A                                                                               10,404          200,173
EW Scripps Co. - Class A                                                                              100            4,273
Viacom, Inc. - Class B +                                                                              933           32,515
Whirlpool Corp.                                                                                       600           46,314
                                                                                                          -----------------
                                                                                                                   663,248
                                                                                                          -----------------

Consumer Staples - 9.65%
Altria Group, Inc.                                                                                  2,171          173,615
American Tower Corp. - Class A +                                                                    3,321          112,250
AmerisourceBergen Corp.                                                                            10,000          430,000
Anheuser-Busch Cos., Inc.                                                                           6,202          298,626
Aramark Corp. - Class B                                                                             5,637          180,948
Avon Products, Inc.                                                                                 9,106          263,983
Brinker International, Inc.                                                                         5,000          162,000
Bunge Ltd.                                                                                          4,276          233,384
Cablevision Systems Corp. +                                                                         7,000          155,750
Cardinal Health, Inc.                                                                               5,815          389,605
CBS Corp. - Class B                                                                                   933           25,592
Clear Channel Communications, Inc.                                                                     85            2,461
Coca-Cola Co.                                                                                       8,612          383,234
ConAgra Foods, Inc.                                                                                   469           10,083
Dean Foods Co. +                                                                                    5,000          187,650
Eastman Kodak Co.                                                                                   5,570          123,933
EchoStar Communications Corp. - Class A +                                                           5,000          175,250
Fortune Brands, Inc.                                                                                   38            2,756
IAC/InterActiveCorp. +                                                                              2,543           60,295
Kimberly-Clark Corp.                                                                                2,514          153,480
Liberty Global, Inc. - Class A +                                                                    6,533          142,746
Liberty Media Corp. - Class A +                                                                     1,895           31,211
Liberty Media Holding Corp. - Class A +                                                               379           30,930
McDonald's Corp.                                                                                   10,000          353,900
McKesson Corp.                                                                                      4,700          236,833
Molson Coors Brewing Co.                                                                            3,000          214,350
PepsiCo, Inc.                                                                                       6,728          426,421
Procter & Gamble Co.                                                                                7,644          429,593
Reynolds American, Inc.                                                                               100           12,678
Sara Lee Corp.                                                                                        300            5,070
Sirius Satellite Radio, Inc. +                                                                      1,900            7,980
Supervalu, Inc.                                                                                     5,000          135,550
The Hershey Co.                                                                                       583           32,048
Time Warner, Inc.                                                                                  38,844          640,926
TreeHouse Foods, Inc. +                                                                             1,000           23,960
Univision Communications, Inc. - Class A +                                                          1,402           46,827
XM Satellite Radio Holdings, Inc. +                                                                 3,400           39,440
Yum! Brands, Inc.                                                                                     180            8,100
                                                                                                          -----------------
                                                                                                                 6,343,458
                                                                                                          -----------------

Energy - 7.58%
Chesapeake Energy Corp.                                                                             5,200          171,080
Chevron Corp.                                                                                      11,128          732,000
ConocoPhillips                                                                                      8,650          593,736
Denbury Resources, Inc. +                                                                           4,000          138,680
Devon Energy Corp.                                                                                  4,624          298,895
Exxon Mobil Corp.                                                                                  21,424        1,451,262
Forest Oil Corp. +                                                                                  3,500          117,285
Kerr-McGee Corp                                                                                     1,124           78,905
Marathon Oil Corp.                                                                                  4,500          407,880
Mariner Energy, Inc. +                                                                              2,832           51,004
Maverick Tube Corp. +                                                                                 800           51,032
Noble Corp.                                                                                         3,000          215,250
Pioneer Natural Resources Co.                                                                       4,540          205,889
Sunoco, Inc.                                                                                        3,026          210,428
Valero Energy Corp.                                                                                 2,050          138,231
Veritas DGC, Inc. +                                                                                   300           17,181
XTO Energy, Inc                                                                                     2,200          103,378
                                                                                                          -----------------
                                                                                                                 4,982,116
                                                                                                          -----------------

Finance - 18.63%
AMBAC Financial Group, Inc.                                                                           250           20,778
American Equity Investment Life Holding Co.                                                         1,261           13,732
American Express Co.                                                                                1,825           95,009
American Home Mortgage Investment Corp.                                                             3,800          132,696
American International Group, Inc.                                                                 10,500          637,035
AmeriCredit Corp. +                                                                                 5,000          122,950
Ameriprise Financial, Inc.                                                                            365           16,279
Anworth Mortgage Asset Corp.                                                                       14,167          111,778
Arthur J. Gallagher & Co.                                                                             200            5,434
Associated Banc-Corp.                                                                                 181            5,676
Assurant, Inc.                                                                                      2,100          101,157
Bank of America Corp.                                                                               4,722          243,325
Bank of New York Co., Inc.                                                                            670           22,519
BB&T Corp.                                                                                          6,391          268,358
Bear Stearns Cos., Inc.                                                                               220           31,211
BlackRock, Inc., Class A                                                                            2,240          289,318
Boston Properties, Inc.                                                                             5,100          500,820
Brown & Brown, Inc.                                                                                 2,300           72,197
Capital One Financial Corp.                                                                           150           11,602
Charles Schwab Corp.                                                                               14,100          223,908
Chicago Mercantile Exchange Holdings, Inc.                                                            800          368,960
Citigroup, Inc.                                                                                    12,702          613,634
City National Corp.                                                                                   100            6,671
Colonial BancGroup, Inc.                                                                            5,000          127,000
Comerica, Inc.                                                                                        250           14,637
Commerce Bancorp, Inc.                                                                              4,540          154,224
Commerce Bancshares, Inc.                                                                             144            7,327
Compass Bancshares, Inc.                                                                            5,000          294,700
Conseco, Inc. +                                                                                     1,700           38,760
Eaton Vance Corp.                                                                                   3,700           91,612
Equity Office Properties Trust                                                                        344           13,041
Equity Residential                                                                                    200            9,302
Fannie Mae                                                                                          2,652          127,057
Federated Investors, Inc. - Class B                                                                 1,000           31,010
Fidelity National Financial, Inc.                                                                     520           19,942
Fidelity National Title Group, Inc. - Class A                                                          91            1,717
First American Corp.                                                                                2,500           92,525
First Horizon National Corp.                                                                          100            4,190
Franklin Resources, Inc.                                                                            1,300          118,885
Genworth Financial, Inc.                                                                            7,200          246,960
Golden West Financial Corp.                                                                         2,600          191,516
Goldman Sachs Group, Inc.                                                                           5,000          763,750
Health Care Property Investors, Inc.                                                                  200            5,484
Host Hotels & Resorts, Inc.                                                                         5,200          110,344
Irwin Financial Corp.                                                                               3,645           71,551
iStar Financial, Inc.                                                                                 100            3,976
JPMorgan Chase & Co.                                                                                3,580          163,320
Kimco Realty Corp.                                                                                  6,900          270,756
Legg Mason, Inc.                                                                                    2,300          191,981
Lehman Brothers Holdings, Inc.                                                                     10,800          701,460
Liberty Property Trust                                                                                100            4,685
Loews Corp. - Carolina Group                                                                        3,500          200,830
M & T Bank Corp.                                                                                    2,512          306,263
Marsh & McLennan Cos., Inc.                                                                        10,363          280,112
MBIA, Inc.                                                                                            150            8,822
Mellon Financial Corp.                                                                                210            7,350
Mercantile Bankshares Corp.                                                                           150            5,334
Merrill Lynch & Co., Inc.                                                                           6,120          445,658
Moody's Corp.                                                                                       6,974          382,733
Morgan Stanley                                                                                      2,481          164,987
National City Corp.                                                                                 2,700           97,200
North Fork Bancorp., Inc.                                                                             579           16,403
Northern Trust Corp.                                                                                  300           17,130
Old Republic International Corp.                                                                      187            3,977
PMI Group, Inc.                                                                                     2,900          123,134
PNC Financial Services Group, Inc.                                                                    460           32,586
Progressive Corp.                                                                                   6,400          154,816
Prologis                                                                                            5,000          276,750
Public Storage, Inc.                                                                                  186           14,934
Radian Group, Inc.                                                                                    200           12,306
Regions Financial Corp.                                                                               546           19,814
SEI Investments Co.                                                                                 3,200          156,352
Simon Property Group, Inc.                                                                            100            8,553
SLM Corp.                                                                                           1,250           62,875
South Financial Group, Inc.                                                                         5,000          135,100
St. Paul Travelers Cos., Inc.                                                                         100            4,580
State Street Corp.                                                                                    300           18,018
Stewart Information Services Corp.                                                                    341           11,724
Student Loan Corp.                                                                                    810          145,598
SunTrust Banks, Inc.                                                                                2,602          205,220
T. Rowe Price Group, Inc.                                                                             200            8,262
TCF Financial Corp.                                                                                   200            5,382
TD Banknorth, Inc.                                                                                  7,400          214,600
Torchmark Corp.                                                                                       200           12,094
UnionBanCal Corp.                                                                                     200           12,358
UnumProvident Corp.                                                                                23,038          373,907
US Bancorp                                                                                          2,473           79,136
Valley National Bancorp                                                                               500           12,985
Wachovia Corp.                                                                                      1,867          100,127
Washington Mutual, Inc.                                                                             3,284          146,795
Westamerica Bancorp.                                                                                  100            4,811
Wilmington Trust Corp.                                                                                200            8,710
WSFS Financial Corp.                                                                                2,350          144,572
Zions Bancorp.                                                                                        100            8,214
                                                                                                          -----------------
                                                                                                                12,237,871
                                                                                                          -----------------

Health Care - 4.68%
Abbott Laboratories                                                                                 4,335          207,083
Aetna, Inc.                                                                                        12,000          377,880
Allergan, Inc.                                                                                        210           22,648
Bausch & Lomb, Inc.                                                                                   100            4,730
Baxter International, Inc.                                                                            500           21,000
Beckman Coulter, Inc.                                                                                 100            5,725
Becton Dickinson & Co.                                                                                200           13,184
Biomet, Inc.                                                                                          275            9,058
Boston Scientific Corp. +                                                                           1,940           32,999
Bristol-Myers Squibb Co.                                                                            2,247           53,861
Cigna Corp.                                                                                         2,682          244,733
C.R. Bard, Inc.                                                                                       420           29,807
Edwards Lifesciences Corp. +                                                                          380           16,811
Eli Lilly & Co.                                                                                     2,396          136,021
Hospira, Inc. +                                                                                     2,933          128,143
Johnson & Johnson                                                                                   6,006          375,675
Medtronic, Inc.                                                                                     2,670          134,888
Merck & Co., Inc.                                                                                   1,843           74,218
Mylan Laboratories, Inc.                                                                              262            5,754
Pfizer, Inc.                                                                                       20,763          539,630
Stryker Corp.                                                                                       2,600          118,326
UnitedHealth Group, Inc.                                                                            7,198          344,280
Watson Pharmaceuticals, Inc. +                                                                        100            2,239
Wyeth                                                                                               3,630          175,946
                                                                                                          -----------------
                                                                                                                 3,074,639
                                                                                                          -----------------

Information Services - 2.08%
Alltel Corp.                                                                                        5,377          296,649
AT&T, Inc.                                                                                          1,336           40,067
BellSouth Corp.                                                                                     8,380          328,245
Citizens Communciations Co.                                                                         3,000           38,490
Powerwave Technologies, Inc. +                                                                      5,100           40,494
Sprint Nextel Corp.                                                                                16,827          333,175
Talk America Holdings, Inc. +                                                                       3,300           19,569
Verizon Communications, Inc.                                                                        5,888          199,132
Windstream Corp.                                                                                    5,559           69,660
                                                                                                          -----------------
                                                                                                                 1,365,481
                                                                                                          -----------------

Internet - 3.41%
Amazon.Com, Inc. +                                                                                  6,000          161,340
Cisco Systems, Inc. +                                                                              28,857          515,097
Citrix Systems, Inc. +                                                                              2,000           63,540
E*Trade Financial Corp. +                                                                          15,700          365,967
eBay, Inc. +                                                                                        6,840          164,639
Google, Inc. - Class A +                                                                            1,200          463,920
Juniper Networks, Inc. +                                                                            7,400           99,530
Qwest Communications International, Inc. +                                                         24,900          198,951
VeriSign, Inc. +                                                                                    1,400           25,102
Yahoo!, Inc. +                                                                                      6,620          179,667
                                                                                                          -----------------
                                                                                                                 2,237,753
                                                                                                          -----------------

Retail - 2.73%
American Eagle Outfitters                                                                           5,000          164,300
Autonation, Inc. +                                                                                    234            4,610
Bed Bath & Beyond, Inc. +                                                                             200            6,696
Best Buy Co., Inc.                                                                                    456           20,675
Borders Group, Inc.                                                                                 2,500           47,525
Circuit City Stores, Inc.                                                                           4,100          100,450
Costco Wholesale Corp.                                                                              2,860          150,894
CVS Corp.                                                                                             544           17,800
Dillard's, Inc. - Class A                                                                           4,671          140,270
Gap, Inc.                                                                                           1,912           33,173
Home Depot, Inc.                                                                                    1,520           52,759
Lowe's Cos., Inc.                                                                                   2,268           64,298
Office Depot, Inc. +                                                                                  100            3,605
Sears Holdings Corp. +                                                                              1,200          164,700
Target Corp.                                                                                        1,198           55,012
Tech Data Corp. +                                                                                   1,700           63,206
Walgreen Co.                                                                                        1,525           71,339
Wal-Mart Stores, Inc.                                                                              14,266          634,837
                                                                                                          -----------------
                                                                                                                 1,796,149
                                                                                                          -----------------

Technology - 5.69%
ACCO Brands, Corp. +                                                                                    8              157
Agilent Technologies, Inc. +                                                                        5,105          145,186
Agilysys, Inc.                                                                                      1,300           20,371
Analog Devices, Inc.                                                                                6,800          219,844
Anixter International, Inc. +                                                                       1,900          104,747
Apple Computer, Inc. +                                                                              1,300           88,348
Applied Materials, Inc.                                                                             3,630           57,136
Autodesk, Inc. +                                                                                    6,400          218,304
Broadcom Corp. - Class A +                                                                          1,950           46,780
Compuware Corp. +                                                                                   3,100           21,669
Dell, Inc. +                                                                                        4,691          101,701
Discovery Holding Co. - Class A +                                                                     758           10,097
Ditech Networks, Inc. +                                                                             2,219           18,018
Embarq Corp. +                                                                                        841           38,055
Entegris, Inc. +                                                                                    2,200           20,790
ESS Technology +                                                                                    3,597            6,151
Gateway, Inc. +                                                                                    49,700           79,520
IBM                                                                                                 3,422          264,897
Integrated Device Technology, Inc. +                                                                  273            4,223
Intel Corp.                                                                                        14,274          256,932
International Rectifier Corp. +                                                                     1,000           35,650
Kla-Tencor Corp.                                                                                      200            8,438
Komag, Inc. +                                                                                       2,300           88,113
Linear Technology Corp.                                                                             1,361           44,028
Lucent Technologies, Inc. +                                                                        37,300           79,449
Microsoft Corp.                                                                                    30,146          724,408
Novellus Systems, Inc. +                                                                            3,500           88,585
Oracle Corp. +                                                                                      5,181           77,560
Photronics, Inc. +                                                                                    100            1,397
Qualcomm, Inc.                                                                                      4,688          165,299
Seagate Technology +                                                                                6,600          153,120
Skyworks Solutions, Inc. +                                                                          7,900           34,681
Sun Microsystems, Inc. +                                                                           37,200          161,820
Symantec Corp. +                                                                                    4,001           69,497
Texas Instruments, Inc.                                                                             5,615          167,215
Unisys Corp. +                                                                                      4,000           20,480
Xerox Corp. +                                                                                       1,745           24,587
Xilinx, Inc.                                                                                        3,500           71,015
                                                                                                          -----------------
                                                                                                                 3,738,268
                                                                                                          -----------------

Transportation - 3.52%
AMR Corp. +                                                                                           300            6,600
Burlington Northern Santa Fe Corp.                                                                  2,900          199,839
CH Robinson Worldwide, Inc.                                                                         3,800          173,964
Con-way, Inc.                                                                                       5,000          247,400
CSX Corp.                                                                                           5,000          303,400
Expeditors International of Washington, Inc.                                                        2,400          109,128
FedEx Corp.                                                                                         3,400          356,014
General Maritime Corp.                                                                              1,900           68,970
JB Hunt Transport Services, Inc.                                                                    2,600           53,482
Royal Carribean Cruises, Ltd.                                                                       1,900           64,410
Ryder Systems, Inc.                                                                                 1,139           57,406
Southwest Airlines Co.                                                                             17,400          313,026
Union Pacific Corp.                                                                                   400           34,000
United Parcel Service, Inc. - Class B                                                               4,600          316,986
World Air Holdings, Inc. +                                                                            769            6,214
                                                                                                          -----------------
                                                                                                                 2,310,839
                                                                                                          -----------------

Utilities - 1.38%
AES Corp. +                                                                                         5,000           99,300
Allegheny Energy, Inc. +                                                                            7,200          295,560
American Electric Power Co., Inc.                                                                   1,250           45,150
CMS Energy Corp. +                                                                                  4,060           56,881
PPL Corp.                                                                                             186            6,328
TXU Corp.                                                                                           6,274          402,979
                                                                                                          -----------------
                                                                                                                   906,198
                                                                                                          -----------------
Total Common Stock
         (Cost $41,533,888)                                                                                     49,281,090
                                                                                                          -----------------


                                                                     Interest    Maturity        Par           Market
                                                                       Rate        Date         Value           Value
---------------------------------------------------------------------------------------------------------------------------

US TREASURY SECURITIES - 24.11%
US Treasury Bond                                                      9.250%     2/15/16      $ 1,000,000        1,319,375
US Treasury Bond                                                      6.000%     2/15/26        1,000,000        1,101,562
US Treasury Note                                                      3.500%     11/15/06       5,000,000        4,976,563
US Treasury Note                                                      5.500%     5/15/09          250,000          253,828
US Treasury Note                                                      4.250%     8/15/13        1,000,000          959,844
US Treasury Note                                                      4.750%     5/15/14        3,000,000        2,961,562
US Treasury Note                                                      4.250%     8/15/14        3,000,000        2,861,250
US Treasury Note                                                      4.125%     5/15/15        1,500,000        1,411,875

           Total US Treasury Securities
                  (Cost $16,052,983)                                                                            15,845,859
                                                                                                          -----------------

REPURCHASE AGREEMENT - 0.59%
           JPMorgan Chase Bank, N.A.
                         Dated 8/1/06, 4.800%, principal and interest in the amount of $387,155 due 8/1/06, collaterized by US Treasury Bond, par value of $387,000
                         due 8/15/13 with a value of $398,763                                                      387,000
                                                                                                          -----------------

           Total Repurchase Agreement
                  (Cost $387,000)                                                                                  387,000
                                                                                                          -----------------

Total Investments in Securities - 99.71%
                  (Cost $57,973,871)*                                                                           65,513,949
Other Assets in Excess of Liabilities - 0.29%                                                                      189,438
                                                                                                          -----------------
                                                                                                          -----------------
Net Assets - 100.00%                                                                                            65,703,387
                                                                                                          =================


---------------------------------------------------------------------------------------------------------------------------

+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation                           $9,809,011
            Gross Unrealized Depreciation                           (2,268,933)
                                                                    -----------
                                                                    -----------
            Net Unrealized Appreciation (Depreciation)              $7,540,078
                                                                    ===========

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ISI STRATEGY FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    9/27/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    9/27/06
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:    9/27/06
         __________________________